Related party transactions and balances	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions and balances

Note 12 — Related party transactions and balances

Amounts due to Parent are those nontrade payables arising from transactions between the Company and the Parent, such as advances made by the Parent on behalf of the Company, and allocated shared expenses paid by the Parent. Those balances are unsecured and non-interest bearing and are payable on demand.

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Amount due from Parent	39,987,762	-	-
Amount due to Parent	-	17,379,014	2,453,727
Amount due to a related party-Joyous JD	1,067,903	1,086,012	153,333

During years ended December 31, 2022 and 2023 the Company obtained approximately RMB 87,057,500 and RMB 233,750,413 from Parent and repaid RMB 208,241,540 and RMB 184,185,614 (USD 26,005,000) to Parent.

Joyous JD is a non-controlling shareholder of MicroAlgo. This amount represents advance to Venus Acquisition Corp prior to the merger. The amount was non interest bearing and due on demand.